Business Combinations - Summary of Actual and Unaudited Pro Forma Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Net interest income		$ 11,095	$ 5,980
Noninterest income		1,629	756
Net loss		(2,231)	(2,461)
Community Southern Holdings Inc [Member]
Business Acquisition [Line Items]
Net interest income	$ 3,642
Noninterest income	331
Net loss	$ (1,470)
Net interest income, Pro forma		14,417	10,379
Noninterest income, Pro forma		1,960	1,330
Net (Loss) income, Pro forma		$ (3,873)	$ 1,452
Pro forma Loss per share-Basic and Diluted		$ (0.90)